LEASES - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	¥ 674,288	$ 97,763	¥ 607,997
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	2,905,283	421,226	2,284,055
Current portion of finance lease liabilities	206,260	29,905	244,032
Non-current portion of finance lease liabilities	¥ 1,047,640	$ 151,894	¥ 1,119,751